Net Investment Income	12 Months Ended
Dec. 31, 2021
Net Investment Income [Abstract]
NET INVESTMENT INCOME

23. NET INVESTMENT INCOME

	2021	2020	2019
	USD ‘000	USD ‘000	USD ‘000
Interest income	14,049	12,169	10,866
Dividends from equities at FVTOCI	78	128	721
Dividends from equities at FVTPL	705	562	391

Realized gains and losses on investments
Realized loss on sale of bonds at FVTOCI	(88)	(411)	(629)
Realized gain on sale of FVTPL equities and mutual funds	396	1,599	947

Unrealized gains and losses on investments
Unrealized gain (loss) on revaluation of financial assets at FVTPL	3,089	(241)	1,591

Gains and losses from investments in properties
Realized (loss) gain on sale of investment properties	(8)	(213)	679
Fair value (loss) gain on investment properties (note 12)	(1,300)	(2,007)	(304)
Rental income	163	190	203

Impairment and expected credit losses on investments
Expected credit loss on financial assets at FVOCI	(114)	(135)	23
Expected credit loss on financial assets at amortized cost	(66)	(129)	13

Investments custodian fees and other investments expenses	(870)	(1,545)	(1,127)
	16,034	9,967	13,374